Employee Benefit Plans (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Jan. 01, 2008	Dec. 31, 2012 Pension	Dec. 31, 2011 Pension	Dec. 31, 2010 Pension	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other
Employee Benefit Plans
Minimum age of pilots who were participants of plan as of July 1, 2005 for whom further benefit will accrue			50 years
Number of unfunded defined benefit postretirement medical and life insurance plans sponsored by company	4
Accumulated pension benefit obligation	$ 413,400,000	$ 381,900,000
Change in benefit obligation
Benefit obligation, beginning of period				391,287,000	347,592,000		156,197,000	108,834,000
Service cost				2,723,000	2,833,000	3,271,000	11,152,000	6,342,000	5,705,000
Interest cost				18,993,000	19,426,000	19,338,000	8,548,000	6,657,000	5,607,000
Actuarial (gains) losses				26,450,000	38,747,000		11,196,000	37,380,000
Benefits paid				(17,569,000)	(17,311,000)		(3,188,000)	(3,016,000)
Less: federal subsidy on benefits paid							39,000
Benefit obligation at end of year				421,884,000	391,287,000	347,592,000	183,944,000	156,197,000	108,834,000
Change in plan assets
Fair value of assets, beginning of period				214,159,000	231,824,000		9,870,000	8,684,000
Actual return on plan assets				24,525,000	(11,283,000)		899,000	(113,000)
Employer contribution				17,019,000	10,929,000		4,837,000	4,315,000
Benefits paid				(17,569,000)	(17,311,000)		(3,188,000)	(3,016,000)
Fair value of assets at end of year				238,134,000	214,159,000	231,824,000	12,418,000	9,870,000	8,684,000
Funded status at end of period				(183,750,000)	(177,128,000)		(171,526,000)	(146,327,000)
Amounts recognized in the statement of financial position consist of:
Current benefit liability				(17,000)	(17,000)		(2,799,000)	(2,696,000)
Noncurrent benefit liability	(352,460,000)	(320,742,000)		(183,733,000)	(177,111,000)		(168,727,000)	(143,631,000)
Total reflected in the statement of financial position				(183,750,000)	(177,128,000)		(171,526,000)	(146,327,000)
Amounts recognized in other comprehensive loss
Unamortized actuarial loss				108,719,000	96,195,000		55,991,000	47,560,000
Prior service credit				(57,000)	(59,000)		(23,000)	(25,000)
Total reflected in other comprehensive loss				108,662,000	96,136,000		55,968,000	47,535,000
Components of Net Periodic Benefit Cost
Service cost				2,723,000	2,833,000	3,271,000	11,152,000	6,342,000	5,705,000
Interest cost				18,993,000	19,426,000	19,338,000	8,548,000	6,657,000	5,607,000
Expected return on plan assets				(15,253,000)	(18,015,000)	(16,017,000)	(819,000)	(774,000)	(624,000)
Recognized net actuarial loss				4,653,000	184,000	165,000	2,717,000	278,000	40,000
Prior service credit				(2,000)	(2,000)	(2,000)	(2,000)	(2,000)	(2,000)
Net periodic benefit cost				11,114,000	4,426,000	6,755,000	21,596,000	12,501,000	10,726,000
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Current year actuarial (gain) loss				17,178,000	68,045,000	(1,799,000)	11,148,000	38,297,000	7,143,000
Amortization of actuarial loss				(4,653,000)	(184,000)	(165,000)	(2,717,000)	(278,000)	(40,000)
Amortization of prior service credit				2,000	2,000	2,000	2,000	2,000	2,000
Total recognized in other comprehensive loss				12,527,000	67,863,000	(1,962,000)	8,433,000	38,021,000	7,105,000
Total recognized in net periodic benefit cost and other comprehensive loss				$ (23,641,000)	$ (72,289,000)	$ (4,793,000)	$ (30,029,000)	$ (50,522,000)	$ (17,831,000)